Borrowings - Lease Obligations (Details) - GBP (£) £ in Millions	Mar. 31, 2022	Mar. 31, 2021
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Gross lease liabilities	£ 673	£ 899
Less: finance charges allocated to future periods	(115)	(214)
Lease liabilities	558	685
Less than 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Gross lease liabilities	132	114
Lease liabilities	107	99
1 to 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Gross lease liabilities	282	321
Lease liabilities	247	267
More than 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Gross lease liabilities	259	464
Lease liabilities	£ 204	£ 319